Derivative Financial Instruments - Fair value of derivatives (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Derivative liability - conversion feature embedded in convertible debt			$ 393
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	$ 5,830	$ 5,624	6,264
Not designated as hedging instruments
Derivative Financial Instruments
Derivative liability - conversion feature embedded in convertible debt			393
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,830	5,624	6,264
Total derivatives not designated as hedging instruments	$ 5,830	$ 5,624	$ 6,657